Other financial assets - Disclosure of other financial assets (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [abstract]
Advances related to CRO contracts	€ 4,283	€ 4,929
Deposits	693	863
Other	126	126
Total other non-current financial assets	5,102	5,919
Advances related to CRO contracts	7,945	7,418
Receivable from Citibank	1,226	0
Deposits	0	136
Total other current financial assets	€ 9,171	€ 7,554